Investments in affiliates and investments in available-for-sale securities (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES [Abstract]
Financial information of affiliate companies, balance sheet
	December 31, 2020				December 31, 2019
Balance Sheet	Navios Partners	Navios Acquisition	Navios Europe II	Navios Containers	Navios Partners	Navios Acquisition	Navios Europe II	Navios Containers
Cash and cash equivalents, including restricted cash	$30,728	$41,357	$—	$7,573	$30,402	$44,051	$27,431	$18,109
Current assets	$60,780	$140,605	$—	$16,684	$75,990	$114,008	$32,249	$29,450
Non-current assets	$1,146,489	$1,428,392	$—	$414,106	$1,177,527	$1,441,947	$179,688	$430,852
Current liabilities	$253,252	$805,860	$—	$39,862	$79,784	$241,939	$57,078	$71,397
Long- term debt including current portion, net	$486,857	$1,076,587	$—	$232,159	$489,028	$1,173,117	$89,025	$245,658
Non-current liabilities	$299,187	$433,280	$—	$199,383	$445,714	$1,000,164	$163,123	$198,925

Financial information of affiliate companies, income statement

	December 31, 2020
Income Statement	Navios Partners	Navios Acquisition	Navios Europe II	Navios Containers
Revenue	$226,771	$361,438	$17,059	$127,188
Net (loss)/income	$(68,541)	$27,465	$(26,661)	$3,348

	December 31, 2019					December 31, 2018
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Containers	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II
Revenue	$219,379	$280,117	$36,822	$46,718	$141,532	$231,361	$187,946	$34,885	$49,870
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	$(62,134)	$(65,707)	$(18,575)	$(30,203)	$7,507	$(13,081)	$(82,233)	$(22,881)	$(12,899)
Net (loss)/income	$(62,134)	$(65,707)	$(18,575)	$(30,203)	$7,507	$(13,081)	$(82,233)	$(3,197)	$(12,169)